Trade Receivables and Other Assets	12 Months Ended
Dec. 31, 2024
Trade and other receivables [abstract]
Trade Receivables and Other Assets
Note 5 - Trade Receivables and Other Assets
The Company's trade receivables and other assets are primarily related to royalty revenue receivable, deferred compensation and milestone payments, refundable taxes and VAT recoverable from government taxation authorities, recoveries of royalty generation costs from project partners, prepaid expenses and reclamation bonds.
As at December 31, 2024 and 2023, trade receivables and other assets were as follows:

	As at December 31,
	2024	2023
Royalty revenue receivable	$5,919	$4,028
Refundable taxes	254	1,093
Recoverable royalty generation expenditures and advances	815	894
Deferred compensation	9,251	11,572
Reclamation bonds	250	295
Prepaid expenses, deposits and other	431	1,068
Total receivables and other assets	16,920	18,950
Less: current portion	(13,982)	(7,743)
Non-current portion	$2,938	$11,207
Non-current trade receivables and other assets are comprised the deferred payments from Aftermath Silver Ltd. ("Aftermath") expected to be collected after 12 months, and reclamation bonds held as security towards future royalty generation work and the related future potential cost of reclamation of the Company's land and unproven mineral interests.
As at December 31, 2023, the Company recognized a provision of $2,464 against the remaining VAT balance paid in connection with acquisition of the Gediktepe royalty.
The following table summarizes the changes in deferred compensation receivable during the years ended December 31, 2024 and 2023:

	Aftermath	AbraSilver Resource Corp.	Scout Discoveries Corp.	Total
Balance as at December 31, 2022	$6,963	$5,253	$-	$12,216
Consideration for sale of Scout Drilling LLC	-	-	621	621
Gain on receivable modification	(2)	-	-	(2)
Interest accretion	581	617	89	1,287
Amount received	(2,500)	-	(50)	(2,550)
Balance as at December 31, 2023	5,042	5,870	660	11,572
Interest accretion	539	692	90	1,321
Amount received	(2,900)	-	(1,050)	(3,950)
Gain on sale of subsidiary	-	-	300	300
Gain on receivable modification	8	-	-	8
Balance as at December 31, 2024	2,689	6,562	-	9,251
Less: current portion	-	(6,562)	-	(6,562)
Non-current portion	$2,689	$-	$-	$2,689
Note 5 - Trade Receivables and Other Assets (continued)
On May 31, 2023, six months earlier than scheduled, the Company received $2,500 from Aftermath. On July 12, 2023, the Company entered into an agreement to amend the terms of the deferred payments with Aftermath. Under the terms of the amendment, the Company agreed to extend the due date of the next scheduled payment of $3,000 from November 30, 2024 to May 15, 2025. On December 27, 2024 the Company agreed to further amend the terms of the deferred payments with EMX agreeing to waive the $3,000 cash payment due on or before May 15, 2025 in exchange for payment of $2,900 or before December 31, 2024 (received). Under the terms of the amended agreement, EMX also agreed to waive Aftermath's obligation to complete a Pre-Feasibility Study in exchange for a final early repayment of $3,250 on or before May 23, 2025. Should Aftermath be unable to deliver the final payment on or before May 23, 2025, Aftermath's obligation to complete a Pre-Feasibility Study shall remain in effect.
On July 31, 2023, the Company completed the sale of its subsidiary Scout Drilling LLC, in conjunction with the sale of certain mineral properties, to Scout Discoveries Corp. ("Scout") for the following consideration:
•Equity ownership in Scout totaling 19.9% with anti-dilution rights up to $5,000 in total capital raised.
•24 monthly payments of $10 commencing on August 1, 2023.
•Payment of $500 due on July 31, 2024.
•Payment of $1,000 less the amount paid in monthly payments due on July 31, 2025 for a total consideration of $1,500 for Scout Drilling LLC.
•Scout can purchase Scout Drilling LLC for a total of $1,100 if paid within the first year.
•Annual advanced royalty ("AARs") payment of $10 per mineral property, which escalates by $10 each year. The total amount of AARs, per mineral property, is capped at $75 per year.
As a result of the sale of Scout Drilling LLC, the Company recognized a deferred compensation balance of $621.
During the year ended December 31, 2024, Scout exercised its early repayment option to settle the amount owed to the Company for the acquisition of former subsidiary, Scout Drilling LLC.
As at December 31, 2024, the Company has no material reclamation obligations. Once reclamation of the properties is complete, the bonds will be returned to the Company.
The carrying amounts of the Company's trade receivables and other assets are predominantly denominated in US Dollars. There are no other currencies with which the carrying amounts are material.